PSI STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.0%
	EQUITY - 50.6%
33,557	Direxion Daily S&P 500 Bull 3X	$ 3,589,928
11,389	iShares Core S&P 500 ETF	4,906,608
31,548	ProShares UltraPro S&P 500	3,587,323
		12,083,859
	FIXED INCOME - 12.4%
58,653	Invesco Ultra Short Duration ETF	2,960,217

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,447,586)	15,044,076

	OPEN END FUNDS — 26.2%
	MIXED ALLOCATION - 26.2%
46,072	Rydex Series Trust - Nova Fund, Investor Class	6,268,151
	TOTAL OPEN END FUNDS (Cost $6,745,000)

	TOTAL INVESTMENTS - 89.2% (Cost $22,192,586)	$ 21,312,227
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.8%	2,569,412
	NET ASSETS - 100.0%	$ 23,881,639

ETF	- Exchange-Traded Fund

PSI TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.7%
	EQUITY - 45.4%
4,106	Direxion Daily S&P 500 Bull 3X	$ 439,260
5,977	Financial Select Sector SPDR Fund	224,317
2,284	iShares S&P 100 ETF	450,953
21,434	ProShares Short Russell2000(a)	463,188
5,111	Real Estate Select Sector SPDR Fund	227,184
1,491	Technology Select Sector SPDR Fund	222,636
		2,027,538
	FIXED INCOME - 46.3%
8,905	Invesco Ultra Short Duration ETF	449,435
4,752	iShares 20+ Year Treasury Bond ETF	685,809
4,027	iShares 7-10 Year Treasury Bond ETF	463,991
5,351	iShares iBoxx High Yield Corporate Bond ETF	468,159
		2,067,394

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,177,908)	4,094,932

	TOTAL INVESTMENTS - 91.7% (Cost $4,177,908)	$ 4,094,932
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.3%	372,487
	NET ASSETS - 100.0%	$ 4,467,419

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.